N-2	May 03, 2023
Cover [Abstract]
Entity Central Index Key	0000046129
Amendment Flag	false
Securities Act File Number	0-04041
Document Type	8-K
Entity Registrant Name	ALLIED MOTION TECHNOLOGIES INC.
Entity Address, Address Line One	495 Commerce Drive
Entity Address, City or Town	Amherst
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14228
City Area Code	716
Local Phone Number	242-8634
Entity Emerging Growth Company	false